UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: June 13, 2014 to July 11, 2014

Commission File Number of issuing entity: 333-171508-01

GS Mortgage Securities Trust 2011-GC5

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-171508

GS Mortgage Securities Corporation II

(Exact name of depositor as specified in its charter)

Goldman Sachs Mortgage Company

Citigroup Global Markets Realty Corp.

(Exact name of sponsor as specified in its charter)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

45-6538212

45-6538166

45-6538343

(I.R.S. Employer Identification No.)

c/o Citibank, N.A.
388 Greenwich Street, 14th Floor
New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5614

(Telephone number, including area code)

Registered/reporting pursuant to (check one)
Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	☐	☐	☒	__________
A-2	☐	☐	☒	__________
A-3	☐	☐	☒	__________
A-4	☐	☐	☒	__________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 11, 2014, a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by GS Mortgage Securities Corporation II (the “Depositor”) and held by GS Mortgage Securities Trust 2011-GC5 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from June 13, 2014 to July 11, 2014.

The Depositor most recently filed a Form ABS-15G on February 14, 2014. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

Goldman Sachs Mortgage Company (“GSMC”), one of the sponsors, most recently filed a Form ABS-15G on May 14, 2014. The CIK number of GSMC is 0001541502. There is no new activity to report at this time.

Citigroup Global Markets Realty Corp. (“CGMRC”), one of the sponsors, most recently filed a Form ABS-15G on February 14, 2014. The CIK number of CGMRC is 0001541001. There is no new activity to report at this time.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Disclosure from Citibank, N.A., as Certificate Administrator:

Citibank, N.A. (“Citibank”) is acting as Certificate Administrator of this CMBS transaction. In the ordinary course of business, Citibank is involved in a number of legal proceedings. In connection with its role as trustee of certain RMBS transactions, Citibank has been named as a defendant in civil litigation. A group of investors in 48 private-label RMBS trusts for which Citibank serves as trustee filed a civil action on June 18, 2014 against Citibank in the Supreme Court of the State of New York asserting claims for alleged violations of the Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on Citibank’s alleged failure to perform its duties as trustee for the RMBS trusts. Neither the above-disclosed litigation nor any other pending legal proceedings involving Citibank will materially affect Citibank’s ability to perform its duties as Certificate Administrator under the Pooling and Servicing Agreement for this CMBS transaction.

There can be no assurances as to the outcome of the litigation or the possible impact of the litigation on the trustee or the RMBS trusts. However, Citibank denies liability and intends to vigorously defend the litigation.

Disclosure from Deutsche Bank National Trust Company, as Trustee:

Deutsche Bank National Trust Company (“DBNTC”) has been named as a defendant in civil litigation concerning its role as trustee of certain residential mortgage backed securities (“RMBS”) trusts. On June 18, 2014, a group of investors filed a civil action against DBNTC and Deutsche Bank Trust Company Americas (“DBTCA”) in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the U.S. Trust Indenture Act of 1939, breach of contract, breach of fiduciary duty and negligence based on DBNTC’s and DBTCA’s alleged failure to perform their duties as trustees for the trusts. An amended complaint was filed on July 16, 2014, adding five plaintiffs and 15 RMBS trusts to the action. DBNTC is reviewing these newly-filed pleadings.

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

Not applicable

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

The Park Place Mall mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. With respect to the Park Place Mall mortgage loan, the most recent unaudited net operating income for the period January 1, 2014 through March 31, 2014 was $5,381,351.00.

The 1551 Broadway mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. With respect to the 1551 Broadway mortgage loan, the most recent unaudited net operating income for the period January 1, 2014 through March 31, 2014 was $4,209,224.00.

American Eagle Outfitters, Inc., the guarantor of the lease of the sole tenant at the mortgaged property that secures the 1551 Broadway mortgage loan, constitutes a significant obligor within the meaning of Item 1101(k)(1) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. There are no current updates to the financial information required under Item 1112(b) of Regulation AB at this time.

Item 7. Significant Enhancement Provider Information.

None

Item 8. Other Information.

None

Item 9. Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5, relating to the July 11, 2014 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

/s/ J. Theodore Borter
J. Theodore Borter, President

Date: July 24, 2014

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5, relating to the July 11, 2014 distribution.